Insurance business	12 Months Ended
Dec. 31, 2023
Insurance Contracts [Abstract]
Insurance business

4	Insurance business

Insurance service result
	Year ended 31 Dec 2023			Year ended 31 Dec 2022¹
	Life direct participating and investment DPF contracts[2]	Life other contracts[3]	Total	Life direct participating and investment DPF contracts[2]	Life other contracts[3]	Total
	$m	$m	$m	$m	$m	$m
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	1,626	470	2,096	1,399	446	1,845
Contractual service margin recognised for services provided	975	151	1,126	781	151	932
Change in risk adjustment for non-financial risk for risk expired	21	15	36	17	17	34
Expected incurred claims and other insurance service expenses	594	304	898	528	278	806
Other	36	—	36	73	—	73
Recovery of insurance acquisition cash flows	109	54	163	102	30	132
Total insurance revenue	1,735	524	2,259	1,501	476	1,977
Insurance service expenses
Incurred claims and other insurance service expenses	(615)	(292)	(907)	(573)	(280)	(853)
Losses and reversal of losses on onerous contracts	(32)	(77)	(109)	(84)	(86)	(170)
Amortisation of insurance acquisition cash flows	(109)	(54)	(163)	(102)	(30)	(132)
Adjustments to liabilities for incurred claims	(1)	(1)	(2)	(2)	(11)	(13)
Total insurance service expenses	(757)	(424)	(1,181)	(761)	(407)	(1,168)
Total insurance service results	978	100	1,078	740	69	809
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
2  ‘Life direct participating and investment DPF contracts’ are substantially measured under the variable fee approach measurement model.
3  ‘Life other contracts’ are measured under the general measurement model and excludes reinsurance contracts.

Net investment return
	Year ended 31 Dec 2023			Year ended 31 Dec 2022¹
	Life direct participating and investment DPF contracts	Life other contracts	Total	Life direct participating and investment DPF contracts	Life other contracts	Total
	$m	$m	$m	$m	$m	$m
Investment return
Amounts recognised in profit or loss[2]	7,663	214	7,877	(13,520)	(181)	(13,701)
Amounts recognised in OCI[3]	493	—	493	(2,392)	—	(2,392)
Total investment return (memorandum)	8,156	214	8,370	(15,912)	(181)	(16,093)
Net finance income/(expense)
Changes in fair value of underlying items of direct participating contracts	(7,995)	—	(7,995)	15,937	—	15,937
Effect of risk mitigation option	(35)	—	(35)	99	—	99
Interest accreted	—	(127)	(127)	—	(80)	(80)
Effect of changes in interest rates and other financial assumptions	(12)	(121)	(133)	—	233	233
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	—	(10)	(10)	—	3	3
Total net finance income/(expense) from insurance contracts	(8,042)	(258)	(8,300)	16,036	156	16,192
Represented by:
Amounts recognised in profit or loss	(7,551)	(258)	(7,809)	13,643	156	13,799
Amounts recognised in OCI	(491)	—	(491)	2,393	—	2,393
Total net investment results	114	(44)	70	124	(25)	99
Represented by:
Amounts recognised in profit or loss	112	(44)	68	123	(25)	98
Amounts recognised in OCI	2	—	2	1	—	1
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
2  Total Group ‘Net income/(expense) from assets and liabilities of insurance business, including related derivatives, measured at fair value through profit or loss’ of $7,886m gain (2022: $13,831m loss) includes returns on assets and liabilities supporting insurance policies of $7,627m (2022: $13,949m loss) and on shareholder assets of $259m (2022: $118m gain). Investment returns of $7,877m (2022: $13,701m loss) include gains of $7,627m (2022:
$13,949m loss) on underlying assets supporting insurance liabilities reported in ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’, $257m gains (2022: $248m gain) reported in ‘Net interest income’ and $7m loss (2022: nil) reported in ‘Other operating income’.
3  ‘Amounts recognised in OCI’ gross of tax for the year ended 31 December 2023 included fair value gains of $497m (2022: $2,396m loss) and impairment of $4m (2022: $4m impairment reversals).

Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – assets supporting contracts measured under the modified retrospective approach

	2023	2022
	$m	$m
Balance at 1 Jan	(973)	622
Net change in fair value	451	(2,099)
Net amount reclassified to profit or loss	(6)	(2)
Related income tax	(115)	543
Foreign exchange and other	(27)	(37)
Balance at 31 Dec	(670)	(973)

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims
	Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(5)	—	—	(5)	(187)	21	35	(131)	(136)
Opening liabilities	104,676	114	355	105,145	3,359	109	203	3,671	108,816
Net opening balance at 1 Jan 2023	104,671	114	355	105,140	3,172	130	238	3,540	108,680
Changes in the statement of profit or loss and other comprehensive income
Insurance revenue
Contracts under the fair value approach	(508)	—	—	(508)	(196)	—	—	(196)	(704)
Contracts under the modified retrospective approach	(148)	—	—	(148)	(22)	—	—	(22)	(170)
Other contracts[2]	(1,079)	—	—	(1,079)	(306)	—	—	(306)	(1,385)
Total insurance revenue	(1,735)	—	—	(1,735)	(524)	—	—	(524)	(2,259)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(6)	621	615	—	(24)	316	292	907
Amortisation of insurance acquisition cash flows	109	—	—	109	54	—	—	54	163
Losses and reversal of losses on onerous contracts	—	32	—	32	—	77	—	77	109
Adjustments to liabilities for incurred claims	—	—	1	1	—	—	1	1	2
Total insurance service expenses	109	26	622	757	54	53	317	424	1,181
Investment components	(8,104)	—	8,104	—	(818)	—	818	—	—
Insurance service result	(9,730)	26	8,726	(978)	(1,288)	53	1,135	(100)	(1,078)
Net finance (income)/expense from insurance contracts[3]	8,042	—	—	8,042	254	3	1	258	8,300
Other movements recognised in the statement of profit or loss	513	(5)	(214)	294	(8)	4	(13)	(17)	277
Effect of movements in exchange rates	942	1	6	949	25	(2)	8	31	980
Total changes in the statement of profit or loss and other comprehensive income	(233)	22	8,518	8,307	(1,017)	58	1,131	172	8,479
Cash flows
Premiums received	12,616	—	—	12,616	1,256	—	—	1,256	13,872
Claims and other insurance service expenses paid, including investment components, and other cash flows	(15)	—	(8,502)	(8,517)	1	—	(1,112)	(1,111)	(9,628)
Insurance acquisition cash flows	(522)	—	—	(522)	(282)	—	—	(282)	(804)
Total cash flows	12,079	—	(8,502)	3,577	975	—	(1,112)	(137)	3,440
Other movements	14	(14)	—	—	(9)	(13)	22	—	—
Net closing balance at 31 Dec 2023	116,531	122	371	117,024	3,121	175	279	3,575	120,599
Closing assets	(15)	1	1	(13)	(279)	(16)	56	(239)	(252)
Closing liabilities	116,546	121	370	117,037	3,400	191	223	3,814	120,851
Net closing balance at 31 Dec 2023	116,531	122	371	117,024	3,121	175	279	3,575	120,599

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims (continued)
	Year ended 31 Dec 2022[1]
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	—	—	—	—	(159)	7	36	(116)	(116)
Opening liabilities	114,952	93	226	115,271	3,825	67	144	4,036	119,307
Net opening balance at 1 Jan 2022	114,952	93	226	115,271	3,666	74	180	3,920	119,191
Changes in the statement of profit or loss and other comprehensive income
Insurance revenue
Contracts under the fair value approach	(571)	—	—	(571)	(234)	—	—	(234)	(805)
Contracts under the modified retrospective approach	(147)	—	—	(147)	(24)	—	—	(24)	(171)
Other contracts[2]	(783)	—	—	(783)	(218)	—	—	(218)	(1,001)
Total insurance revenue	(1,501)	—	—	(1,501)	(476)	—	—	(476)	(1,977)
Insurance service expenses
Incurred claims and other insurance service expenses	—	5	568	573	—	(6)	286	280	853
Amortisation of insurance acquisition cash flows	102	—	—	102	30	—	—	30	132
Losses and reversal of losses on onerous contracts	—	84	—	84	—	86	—	86	170
Adjustments to liabilities for incurred claims	—	—	2	2	—	—	11	11	13
Total insurance service expenses	102	89	570	761	30	80	297	407	1,168
Investment components	(5,487)	—	5,487	—	(549)	—	549	—	—
Insurance service result	(6,886)	89	6,057	(740)	(995)	80	846	(69)	(809)
Net finance (income)/expense from insurance contracts[3]	(16,038)	—	2	(16,036)	(154)	2	(4)	(156)	(16,192)
Effect of movements in exchange rates	(2,159)	(4)	(11)	(2,174)	(88)	(2)	(3)	(93)	(2,267)
Total changes in the statement of profit or loss and other comprehensive income	(25,083)	85	6,048	(18,950)	(1,237)	80	839	(318)	(19,268)
Cash flows
Premiums received	12,740	—	—	12,740	882	—	—	882	13,622
Claims and other insurance service expenses paid, including investment components, and other cash flows	—	—	(5,783)	(5,783)	—	—	(880)	(880)	(6,663)
Insurance acquisition cash flows	(423)	—	—	(423)	(162)	—	—	(162)	(585)
Total cash flows	12,317	—	(5,783)	6,534	720	—	(880)	(160)	6,374
Acquisition of subsidiaries and other movements	2,485	(64)	(136)	2,285	23	(24)	99	98	2,383
Net closing balance at 31 Dec 2022	104,671	114	355	105,140	3,172	130	238	3,540	108,680
Closing assets	(5)	—	—	(5)	(187)	21	35	(131)	(136)
Closing liabilities	104,676	114	355	105,145	3,359	109	203	3,671	108,816
Net closing balance at 31 Dec 2022	104,671	114	355	105,140	3,172	130	238	3,540	108,680
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
2  ‘Other contracts’ are those contracts measured by applying IFRS 17 from inception of the contracts. These include contracts measured under the full retrospective approach at transition and contracts incepted after transition and excludes reinsurance contracts.
3  ‘Net finance (income)/expense from insurance contracts’ expense of $8,300m (2022: $16,192m income) comprises expense of $7,809m (2022:
$13,799m income) recognised in the statement of profit or loss and expense of $491m (2022: $2,393m income) recognised in the statement of other comprehensive income.

Movements in carrying amounts of insurance contracts – analysis by measurement component
	Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts					Life other contracts
	Estimates of present value of future cash flows and risk adjustment	Contractual service margin				Estimates of present value of future cash flows and risk adjustment	Contractual service margin
		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(18)	3	—	10	(5)	(308)	86	—	91	(131)	(136)
Opening liabilities	96,174	4,364	792	3,815	105,145	3,162	325	18	166	3,671	108,816
Net opening balance at 1 Jan 2023	96,156	4,367	792	3,825	105,140	2,854	411	18	257	3,540	108,680
Changes in the statement of profit or loss and other comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(188)	(70)	(717)	(975)	—	(69)	(6)	(76)	(151)	(1,126)
Change in risk adjustment for non-financial risk expired	(21)	—	—	—	(21)	(15)	—	—	—	(15)	(36)
Experience adjustments	21	—	—	—	21	(12)	—	—	—	(12)	9
Changes that relate to future services
Contracts initially recognised in the year	(1,606)	—	—	1,619	13	(176)	—	—	207	31	44
Changes in estimates that adjust the contractual service margin	(771)	368	(33)	436	—	21	26	6	(53)	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	19	—	—	—	19	46	—	—	—	46	65
Changes that relate to past services
Adjustments to liabilities for incurred claims	1	—	—	—	1	1	—	—	—	1	2
Other movements recognised in insurance service result	(36)	—	—	—	(36)	—	—	—	—	—	(36)
Insurance service result	(2,393)	180	(103)	1,338	(978)	(135)	(43)	—	78	(100)	(1,078)
Net finance (income)/ expense from insurance contracts[3]	8,042	—	—	—	8,042	235	11	—	12	258	8,300
Other movements recognised in the statement of profit or loss	145	133	(1)	17	294	(43)	6	—	20	(17)	277
Effect of movements in exchange rates	883	2	27	37	949	—	12	1	18	31	980
Total changes in the statement of profit or loss and other comprehensive income	6,677	315	(77)	1,392	8,307	57	(14)	1	128	172	8,479
Cash flows
Premiums received	12,616	—	—	—	12,616	1,256	—	—	—	1,256	13,872
Claims, other insurance service expenses paid (including investment components) and other cash flows	(8,517)	—	—	—	(8,517)	(1,111)	—	—	—	(1,111)	(9,628)
Insurance acquisition cash flows	(522)	—	—	—	(522)	(282)	—	—	—	(282)	(804)
Total cash flows	3,577	—	—	—	3,577	(137)	—	—	—	(137)	3,440
Net closing balance at 31 Dec 2023	106,410	4,682	715	5,217	117,024	2,774	397	19	385	3,575	120,599
Closing assets	(30)	3	—	14	(13)	(339)	36	—	64	(239)	(252)
Closing liabilities	106,440	4,679	715	5,203	117,037	3,113	361	19	321	3,814	120,851
Net closing balance at 31 Dec 2023	106,410	4,682	715	5,217	117,024	2,774	397	19	385	3,575	120,599

Movements in carrying amounts of insurance contracts – analysis by measurement component (continued)
	Year ended 31 Dec 2022[1]
	Life direct participating and investment DPF contracts					Life other contracts
	Estimates of present value of future cash flows and risk adjustment	Contractual service margin				Estimates of present value of future cash flows and risk adjustment	Contractual service margin
		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts[2]	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	—	—	—	—	—	(236)	57	—	63	(116)	(116)
Opening liabilities	105,861	5,823	704	2,883	115,271	3,532	331	26	147	4,036	119,307
Net opening balance at 1 Jan 2022	105,861	5,823	704	2,883	115,271	3,296	388	26	210	3,920	119,191
Changes in the statement of profit or loss and other comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(297)	(69)	(415)	(781)	—	(69)	(6)	(76)	(151)	(932)
Change in risk adjustment for non-financial risk expired	(17)	—	—	—	(17)	(17)	—	—	—	(17)	(34)
Experience adjustments	45	—	—	—	45	2	—	—	—	2	47
Changes that relate to future services
Contracts initially recognised in the year	(1,092)	—	—	1,101	9	(110)	—	—	117	7	16
Changes in estimates that adjust contractual service margin	820	(1,349)	208	321	—	(7)	23	—	(16)	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	75	—	—	—	75	79	—	—	—	79	154
Changes that relate to past services
Adjustments to liabilities for incurred claims	2	—	—	—	2	11	—	—	—	11	13
Other movements recognised in insurance service result	(73)	—	—	—	(73)	—	—	—	—	—	(73)
Insurance service result	(240)	(1,646)	139	1,007	(740)	(42)	(46)	(6)	25	(69)	(809)
Net finance (income)/expense from insurance contracts[3]	(16,025)	(10)	—	(1)	(16,036)	(169)	7	—	6	(156)	(16,192)
Effect of movements in exchange rates	(2,082)	(16)	(51)	(25)	(2,174)	(74)	(17)	(2)	—	(93)	(2,267)
Total changes in the statement of profit or loss and other comprehensive income	(18,347)	(1,672)	88	981	(18,950)	(285)	(56)	(8)	31	(318)	(19,268)
Cash flows
Premiums received	12,740	—	—	—	12,740	882	—	—	—	882	13,622
Claims, other insurance service expenses paid (including investment components) and other cash flows	(5,783)	—	—	—	(5,783)	(880)	—	—	—	(880)	(6,663)
Insurance acquisition cash flows	(423)	—	—	—	(423)	(162)	—	—	—	(162)	(585)
Total cash flows	6,534	—	—	—	6,534	(160)	—	—	—	(160)	6,374
Acquisition of subsidiaries and other movements	2,108	216	—	(39)	2,285	3	79	—	16	98	2,383
Net closing balance at 31 Dec 2022	96,156	4,367	792	3,825	105,140	2,854	411	18	257	3,540	108,680
Closing assets	(18)	3	—	10	(5)	(308)	86	—	91	(131)	(136)
Closing liabilities	96,174	4,364	792	3,815	105,145	3,162	325	18	166	3,671	108,816
Net closing balance at 31 Dec 2022	96,156	4,367	792	3,825	105,140	2,854	411	18	257	3,540	108,680
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
2  ‘Other contracts' are those contracts measured by applying IFRS 17 from inception of the contracts. These include contracts measured under the full retrospective approach at transition and contracts incepted after transition and excludes reinsurance contracts.
3  ‘Net finance (income)/expense from insurance contracts’ expense of $8,300m (2022: $16,192m income) comprises expense of $7,809m (2022:
$13,799m income) recognised in the statement of profit or loss and expense of $491m (2022: $2,393m income) recognised in the statement of other comprehensive income.

Effect of contracts initially recognised in the year
	Year ended 31 Dec 2023			Year ended 31 Dec 2022[1]
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
	$m	$m	$m	$m	$m	$m
Life direct participating and investment DPF contracts
Estimates of present value of cash outflows	12,418	215	12,633	9,714	123	9,837
– insurance acquisition cash flows	602	21	623	401	16	417
– claims and other insurance service expenses payable	11,816	194	12,010	9,313	107	9,420
Estimates of present value of cash inflows	(14,074)	(204)	(14,278)	(10,844)	(115)	(10,959)
Risk adjustment for non-financial risk	37	2	39	29	1	30
Contractual service margin	1,619	—	1,619	1,101	—	1,101
Losses recognised on initial recognition	—	(13)	(13)	—	(9)	(9)
Life other contracts
Estimates of present value of cash outflows	1,116	464	1,580	640	111	751
– insurance acquisition cash flows	106	50	156	57	9	66
– claims and other insurance service expenses payable	1,010	414	1,424	583	102	685
Estimates of present value of cash inflows	(1,350)	(438)	(1,788)	(778)	(105)	(883)
Risk adjustment for non-financial risk	27	5	32	21	1	22
Contractual service margin	207	—	207	117	—	117
Losses recognised on initial recognition	—	(31)	(31)	—	(7)	(7)
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.

Present value of expected future cash flows of insurance contract liabilities and contractual service margin
	Less than 1 year	1–2 years	2–3 years	3–4 years	4–5 years	5–10 years	10–20 years	Over 20 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Insurance liability future cash flows
Life direct participating and investment DPF contracts	(2,620)	(545)	2,321	2,419	3,344	11,695	23,351	65,897	105,862
Life other contracts	1,276	362	(347)	4	(45)	36	102	1,628	3,016
Insurance liability future cash flows at 31 Dec 2023	(1,344)	(183)	1,974	2,423	3,299	11,731	23,453	67,525	108,878
Remaining contractual service margin
Life direct participating and investment DPF contracts	917	848	783	722	666	2,597	2,653	1,428	10,614
Life other contracts	172	113	84	74	61	141	115	41	801
Remaining contractual service margin at 31 Dec 2023	1,089	961	867	796	727	2,738	2,768	1,469	11,415
Insurance liability future cash flows
Life direct participating and investment DPF contracts	(5,049)	(1,891)	180	1,417	1,685	9,585	30,108	59,762	95,797
Life other contracts	695	770	395	(13)	38	172	182	859	3,098
Insurance liability future cash flows at 31 Dec 2022[1]	(4,354)	(1,121)	575	1,404	1,723	9,757	30,290	60,621	98,895
Remaining contractual service margin
Life direct participating and investment DPF contracts	757	689	638	590	547	2,177	2,293	1,293	8,984
Life other contracts	194	64	56	48	42	134	99	49	686
Remaining contractual service margin at 31 Dec 2022[1]	951	753	694	638	589	2,311	2,392	1,342	9,670
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
Discount rates
The discount rates applied to expected future cash flows are determined through a bottom-up approach as set out in Note 1.2(j) ‘Summary of material accounting policies – Insurance contracts’ on page 378. The blended average of discount rates used within our most material manufacturing entities are as follows:

	HSBC Life (International) Ltd		Hang Seng Insurance Co Ltd		HSBC Assurances Vie (France)
	HK$	US$	HK$	US$	€
At 31 Dec 2023
10-year discount rate (%)	4.02	4.47	4.16	4.62	2.96
20-year discount rate (%)	4.21	4.91	4.34	5.06	2.97
At 31 Dec 2022
10-year discount rate (%)	4.56	4.59	4.70	4.80	3.66
20-year discount rate (%)	4.63	4.96	4.76	5.17	3.33

38	Effects of adoption of IFRS 17
On 1 January 2023, the Group adopted IFRS 17 ‘Insurance Contracts’, and as required by the standard applied the requirements retrospectively, with comparatives restated from the transition date, 1 January 2022. The tables below provide the transition restatement impact on the Group’s consolidated balance sheet as at 1 January 2022, as well as the Group consolidated income statement and the Group consolidated statement of comprehensive income for the year ended 31 December 2022.
Further information about the effect of the adoption of IFRS 17 is provided in Note 1 ‘Basis of preparation and material accounting policies’ on page 368.
IFRS 17 transition impact on the Group consolidated balance sheet at 1 January 2022

	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Remeasure- ment effect of IFRS 9 re- designations	Recognition of IFRS 17 fulfilment cash flows	Recognition of IFRS 17 contractual service margin	Tax effect	Under IFRS 17	Total movements
	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,804	—	60,991	—	—	—	110,795	60,991
Loans and advances to banks	83,136	—	(569)	—	—	—	82,567	(569)
Loans and advances to customers	1,045,814	—	(1,280)	—	—	—	1,044,534	(1,280)
Financial investments	446,274	—	(54,269)	—	—	—	392,005	(54,269)
Goodwill and intangible assets	20,622	(9,453)	—	—	—	—	11,169	(9,453)
Deferred tax assets	4,624	—	—	—	—	808	5,432	808
All other assets	1,307,665	(4,468)	—	4,198	(105)	—	1,307,290	(375)
Total assets	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)
Liabilities and equity
Liabilities
Insurance contract liabilities	112,745	(112,745)	—	109,393	9,914	—	119,307	6,562
Deferred tax liabilities	4,673	—	—	—	—	(1,379)	3,294	(1,379)
All other liabilities	2,633,744	78	—	1,102	(51)	—	2,634,873	1,129
Total liabilities	2,751,162	(112,667)	—	110,495	9,863	(1,379)	2,757,474	6,312
Total shareholders’ equity	198,250	92,738	4,558	(99,631)	(8,847)	1,947	189,015	(9,235)
Non-controlling interests	8,527	6,008	315	(6,666)	(1,121)	240	7,303	(1,224)
Total equity	206,777	98,746	4,873	(106,297)	(9,968)	2,187	196,318	(10,459)
Total liabilities and equity	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)
Transition drivers
Removal of PVIF and IFRS 4 balances
The PVIF intangible asset of $9,453m previously reported under IFRS 4 within ‘Goodwill and intangible assets’ arose from the upfront recognition of future profits associated with in-force insurance contracts. The PVIF intangible asset is no longer reported following the transition to IFRS 17, as future profits are deferred within the CSM. Other IFRS 4 insurance contract assets (shown above within ‘All other assets’) and insurance contract liabilities are removed on transition, to be replaced with IFRS 17 balances.
Remeasurement effect of IFRS 9 re-designations
Loans and advances of $1,849m and debt securities of $53,201m, both supporting associated insurance liabilities, were re-designated from an amortised cost classification to fair value through profit and loss. Debt securities supporting the associated insurance liabilities of $1,068m were reclassified from fair value through other comprehensive income to fair value through profit or loss. The re-designations were made in order to more closely align the asset accounting with the valuation of the associated insurance liabilities. The re-designation of amortised cost assets generated a net increase to assets of $4,873m because the fair value measurement on transition was higher than the previous amortised cost carrying amount.
Recognition of the IFRS 17 fulfilment cash flows
The measurement of the insurance contracts liabilities under IFRS 17 is based on groups of insurance contracts and includes a liability for fulfilling the insurance contracts, such as premiums, directly attributable expenses, insurance benefits and claims including policyholder returns and the cost of guarantees. These are recorded within the fulfilment cash flow component of the insurance contract liability, together with the risk adjustment for non-financial risk.
Recognition of the IFRS 17 contractual service margin
The CSM is a component of the insurance contract liability and represents the future unearned profit associated with insurance contracts that will be released to the profit and loss over the expected coverage period.
Tax effect
The removal of deferred tax liabilities primarily results from the removal of the associated PVIF intangible asset, and new deferred tax assets are reported, where appropriate, on temporary differences between the new IFRS 17 accounting balances and their associated tax bases.

IFRS 17 transition impact on the reported Group consolidated income statement for the year ended 31 December 2022
	Under IFRS 4	Removal of PVIF and IFRS 4 balances	Remeasure- ment effect of IFRS 9 re- designations	Insurance finance income/ expense	Contrac - tual service margin	Onerous contracts	Experience variance and other	Attribut- able expenses	Tax effect	Under IFRS 17
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Net interest income	32,610	—	(2,233)	—	—	—	—	—	—	30,377
Net fee income	11,451	—	—	—	—	—	—	319	—	11,770
Net income from financial instruments held for trading or managed on a fair value basis	10,469	—	(191)	—	—	—	—	—	—	10,278
Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(3,394)	—	(10,437)	—	—	—	—	—	—	(13,831)
Net insurance premium income	12,825	(12,825)	—	—	—	—	—	—	—	—
Insurance finance income/(expense)	—	—	—	13,799	—	—	—	—	—	13,799
Insurance service result	—	—	—	—	965	(186)	30	—	—	809
– insurance revenue	—	—	—	—	965	—	1,012	—	—	1,977
– insurance service expense	—	—	—	—	—	(186)	(982)	—	—	(1,168)
Other operating income/(loss)	(2,365)	(265)	—	48	—	—	—	—	—	(2,582)
Total operating income	61,596	(13,090)	(12,861)	13,847	965	(186)	30	319	—	50,620
Net insurance claims and benefits paid and movement in liabilities to policyholders	(9,869)	9,869	—	—	—	—	—	—	—	—
Net operating income before change in expected credit losses and other credit impairment charges	51,727	(3,221)	(12,861)	13,847	965	(186)	30	319	—	50,620
Change in expected credit losses and other credit impairment charges	(3,592)	—	8	—	—	—	—	—	—	(3,584)
Net operating income	48,135	(3,221)	(12,853)	13,847	965	(186)	30	319	—	47,036
Total operating expenses	(33,330)	—	—	—	—	—	—	629	—	(32,701)
Operating profit	14,805	(3,221)	(12,853)	13,847	965	(186)	30	948	—	14,335
Share of profit in associates and joint ventures	2,723	—	—	—	—	—	—	—	—	2,723
Profit before tax	17,528	(3,221)	(12,853)	13,847	965	(186)	30	948	—	17,058
Tax expense	(858)	—	—	—	—	—	—	—	49	(809)
Profit for the period	16,670	(3,221)	(12,853)	13,847	965	(186)	30	948	49	16,249

Transition drivers
Removal of IFRS 4-based revenue items
As a result of the removal of the PVIF intangible asset and IFRS 4 results, the associated revenue of $265m for the year ended 31 December
2022 that was previously reported within ‘Other operating income/(loss)’ is no longer reported under IFRS 17. This includes the removal of the value of new business and changes to PVIF intangible asset from valuation adjustments and experience variances.
On the implementation of IFRS 17, new income statement line items associated with insurance contract accounting were introduced.
Consequently, the previously reported IFRS 4 line items ‘Net insurance premium income’ and ‘Net insurance claims and benefits paid and movement in liabilities to policyholders’ were also removed.
Remeasurement effect of IFRS 9 re-designations
Following the re-designation of financial assets supporting associated insurance liabilities to fair value through profit or loss classification, the related income statement reporting also changed. Under our previous IFRS 4-based reporting convention, these assets generated interest income of $2,233m for the year ended 31 December 2022, which is no longer reported in ‘Net interest income’ under IFRS 17. To the extent that this interest income was shared with policyholders, the corresponding policyholder sharing obligation was previously included within the
‘net insurance claims and benefits paid and movement in liabilities to policyholders’ line.
Following re-designation to fair value through profit or loss, gains and losses from changes in the fair value of underlying assets, together with interest income earned, are both reported within ‘Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’. Similar to an IFRS 4 basis, IFRS 17 accounting provides for an offset. While this offset was reported within the claims line under IFRS 4, under IFRS 17 it is reported within the ‘Insurance finance income/(expense)’ line described below.
Introduction of IFRS 17 income statement
Insurance finance income/(expense)
Insurance finance income/(expense) of $13,799m for the year ended 31 December 2022 represents the change in the carrying amount of insurance contracts arising from the effect of, and changes in, the time value of money and financial risk. For variable fee approach contracts, which represent more than 90% of HSBC’s insurance contracts, the insurance finance income/(expense) includes the changes in the fair value of underlying items (excluding additions and withdrawals). It therefore has an offsetting impact to investment income earned on underlying assets supporting insurance contracts. This includes an offsetting impact to the gains and losses on assets re-designated on transition to fair value through profit or loss, and which is now included in ‘Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’.
Contractual service margin
Revenue is recognised for the release of the CSM associated with the in-force business, which was allocated at a rate of approximately 9%
during 2022. The CSM release is largely impacted by the constant measure allocation approach for investment services, but may vary over time primarily due to changes in the total amount of CSM reported on the balance sheet from factors such as new business written, the Group’s share of investment experience, or changes to assumptions.
Onerous contracts
Losses on onerous contracts are taken to the income statement as incurred.
Experience variance and other
‘Experience variance and other’ represents the expected expenses, claims and recovery of acquisition cash flows, which are reported as part of the insurance revenue. This is offset with the actual expenses and claims incurred in the year and amortisation of acquisition cash flows, which are reported as part of insurance service expense.
Attributable expenses
Directly attributable expenses are the costs associated with originating and fulfilling an identified portfolio of insurance contracts. These costs include distribution fees paid to third parties as part of originating insurance contracts together with appropriate allocations of fixed and variable overheads, which are included within the fulfilment cash flows and are no longer shown on the operating expenses line, whereas non-
attributable expenses remain in the operating expenses.
IFRS 17 transition impact on the Group comprehensive income

	Year ended 31 Dec 2022
	Under IFRS 17	Under IFRS 4
	$m	$m
Total equity at 1 Jan	196,318	206,777
of which
– retained earnings	135,236	144,458
– financial assets at FVOCI reserve	49	(634)
– insurance finance reserve	(696)	—
Profit for the period	16,249	16,670
Debt instruments at fair value through other comprehensive income	(7,232)	(5,468)
Equity instruments designated at fair value through other comprehensive income	107	107
Insurance finance income recognised in other comprehensive income	1,775	—
Other comprehensive expense for the period, net of tax	(11,892)	(11,940)
Total comprehensive (expense)/income for the period	(993)	(631)
Other movements	(10,128)	(10,118)
Total equity at 31 Dec	185,197	196,028
Transition drivers
Insurance finance reserve
The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in
France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in OCI. At the transition date an insurance finance reserve of $696m was recognised and following transition, gains net of tax of $1,775m were recorded in the year ended 31 December 2022. An offsetting fair value through other comprehensive income reserve of $683m recorded on transition represents the accumulated fair value movements on assets supporting these insurance contract liabilities, with associated losses net of tax of $1,898m recorded within the fair value through other comprehensive income reserve for the year ended 31 December 2022.

Group‘s consolidated balance sheet at the transition date and at 31 December 2022
	Under IFRS 17		Under IFRS 4
	31 Dec	1 Jan	31 Dec	1 Jan
	2022	2022	2022	2022
	$m	$m	$m	$m
Assets
Cash and balances at central banks	327,002	403,018	327,002	403,018
Items in the course of collection from other banks	7,297	4,136	7,299	4,136
Hong Kong Government certificates of indebtedness	43,787	42,578	43,787	42,578
Trading assets	218,093	248,842	218,093	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,101	110,795	45,063	49,804
Derivatives	284,159	196,882	284,146	196,882
Loans and advances to banks	104,475	82,567	104,882	83,136
Loans and advances to customers	923,561	1,044,534	924,854	1,045,814
Reverse repurchase agreements – non-trading	253,754	241,648	253,754	241,648
Financial investments	364,726	392,005	425,563	446,274
Assets held for sale	115,919	3,411	115,919	3,411
Prepayments, accrued income and other assets	156,149	136,196	156,865	136,571
Current tax assets	1,230	970	1,230	970
Interests in associates and joint ventures	29,254	29,609	29,254	29,609
Goodwill and intangible assets	11,419	11,169	21,321	20,622
Deferred tax assets	8,360	5,432	7,498	4,624
Total assets	2,949,286	2,953,792	2,966,530	2,957,939
Liabilities and equity
Liabilities
Hong Kong currency notes in circulation	43,787	42,578	43,787	42,578
Deposits by banks	66,722	101,152	66,722	101,152
Customer accounts	1,570,303	1,710,574	1,570,303	1,710,574
Repurchase agreements – non-trading	127,747	126,670	127,747	126,670
Items in the course of transmission to other banks	7,864	5,214	7,864	5,214
Trading liabilities	72,353	84,904	72,353	84,904
Financial liabilities designated at fair value	127,321	145,503	127,327	145,502
Derivatives	285,762	191,064	285,764	191,064
Debt securities in issue	78,149	78,557	78,149	78,557
Liabilities of disposal groups held for sale	114,597	9,005	114,597	9,005
Accruals, deferred income and other liabilities	134,313	115,900	133,240	114,773
Current tax liabilities	1,135	699	1,135	698
Insurance contract liabilities	108,816	119,307	114,844	112,745
Provisions	1,958	2,566	1,958	2,566
Deferred tax liabilities	972	3,294	2,422	4,673
Subordinated liabilities	22,290	20,487	22,290	20,487
Total liabilities	2,764,089	2,757,474	2,770,502	2,751,162
Equity
Called up share capital	10,147	10,316	10,147	10,316
Share premium account	14,664	14,602	14,664	14,602
Other equity instruments	19,746	22,414	19,746	22,414
Other reserves	(9,133)	6,447	(9,141)	6,460
Retained earnings	142,409	135,236	152,068	144,458
Total shareholders‘ equity	177,833	189,015	187,484	198,250
Non-controlling interests	7,364	7,303	8,544	8,527
Total equity	185,197	196,318	196,028	206,777
Total liabilities and equity	2,949,286	2,953,792	2,966,530	2,957,939